UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Pkwy., Ste 310 Leawood, KS 66221 (913) 660-0778

Registrant's telephone number, including area code: (312) 564-5100

Date of fiscal year end: Last Day of February

Date of reporting period: 6/30/2015

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Investor Class (CLFFX)

Institutional Class (CLIFX)

June 30, 2015

(UNAUDITED)

CLIFFORD CAPITAL PARTNERS FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
0.59%
Cash Equivalent
10.13%
Communication Services
1.91%
Consumer Cyclical
8.47%
Consumer Defensive
16.77%
Energy
3.18%
Financial Services
23.47%
Healthcare
5.49%
Industrials
9.36%
Technology
17.37%
Utilities
3.26%

Sectors are categorized using Morningstar® classifications.

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCK - 92.04%

Arrangement of Transportation of Freight & Cargo - 3.57%
2,619	C.H. Robinson Worldwide, Inc.	$ 163,399

Beverages - 3.45%
1,688	PepsiCo, Inc.	157,558

Bituminous Coal & Lignite Surface Mining - 0.60%
5,900	Cloud Peak Energy, Inc. *	27,494

Computer Communications Equipment - 2.39%
3,988	Cisco Systems, Inc.	109,510

Crude Petroleum & Natural Gas - 1.81%
1,394	Devon Energy Corp.	82,929

Electric & Other Services Combined - 3.34%
4,864	Exelon Corp.	152,827

Electromedical & Electrotherapeutic Apparatus - 2.93%
1,810	Medtronic, Inc. (Ireland)	134,121

Finance Lessors - 3.01%
2,960	CIT Group, Inc.	137,610

Finance Services - 2.79%
1,640	American Express Co.	127,461

Fire, Marine & Casualty Insurance - 2.31%
1,706	American International Group, Inc.	105,465

Measuring & Controlling Devices - 4.73%
6,066	Landauer, Inc.	216,192

National Commercail Banks - 3.53%
3,190	Westamerica Bancorp.	161,574

Perfumes, Cosmetics & Other Toilet Preparations - 3.67%
26,778	Avon Products, Inc.	167,630

Petroleum Refining - 1.44%
793	Exxon Mobil Corp.	65,977

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

Pharmaceutical Preparations - 2.69%
1,261	Johnson & Johnson	$ 122,897

Radio & TV Broadcasting & Communications Equipment - 4.44%
5,119	Dolby Laboratories, Inc. Class A	203,122

Retail-Apparel & Accessory Stores - 2.75%
13,000	Tilly's, Inc. Class A *	125,710

Retail -Building Materials, Hardware, Garden Supply - 3.20%
3,470	Fastenal Co.	146,365

Retail-Variety Stores - 5.33%
1,313	Wal-Mart Stores, Inc.	93,131
1,847	Target Corp.	150,771
		243,902
Semiconductors & Related Devices - 2.98%
3,081	Linear Technology Corp.	136,273

Services-Business Services - 5.76%
2,093	MasterCard, Inc. Class A	195,654
1,128	Ebay, Inc. *	67,951
		263,605
Services-Computer Integrated Systems Design - 4.50%
12,430	Quality Systems, Inc.	205,965

Services-Consumer Credit Reporting, Collection Agencies - 2.82%
1,056	Dun & Bradstreet Corp.	128,832

Services-Educational Services - 1.91%
26,491	Career Education Corp. *	87,420

Services-Prepackaged Software - 3.19%
3,303	Microsoft Corp.	145,828

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.82%
1,651	Procter & Gamble Co.	129,174

State Commercial Banks - 8.13%
6,655	Hancock Holding Co.	212,361
2,085	Northern Trust Corp.	159,419
		371,780

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

Telephone Communications (No Radiotelephone) - 1.95%
6,030	Lumos Networks Corp.	$ 89,184

TOTAL FOR COMMON STOCK (Cost $4,233,097) - 92.04%		$ 4,209,804

SHORT TERM INVESTMENTS - 8.19%
374,537	Federated Government Obligations Fund - Institutional Class, 0.01%, (Cost $374,537) **	374,537

TOTAL INVESTMENTS (Cost $4,607,634) - 100.23%		$ 4,584,341

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.23)%		(10,340)

NET ASSETS - 100.00%		$ 4,574,001

** Variable Rate Security, the coupon rate shown represents the 7-day yield at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $4,607,634)	$ 4,584,341
Receivables:
Dividends and Interest	7,213
Total Assets	4,591,554
Liabilities:
Payables:
Advisory Fees	17,244
Service (12b-1) Fees - Investor Class	309
Total Liabilities	17,553
Net Assets	$ 4,574,001

Net Assets Consist of:
Paid In Capital	$ 4,504,840
Accumulated Undistributed Net Investment Income	19,762
Accumulated Undistributed Realized Gain on Investments	72,692
Unrealized Depreciation in Value of Investments	(23,293)
Net Assets	$ 4,574,001

Institutional Class Shares:
Net Assets	$ 4,372,577
Shares Outstanding (Unlimited number of shares authorized without par value)	382,600
Net Asset Value, Offering and Redemption Price Per Share	$ 11.43

Investor Class Shares:
Net Assets	$ 201,424
Shares Outstanding (Unlimited number of shares authorized without par value)	17,607
Net Asset Value and Offering Price Per Share	$ 11.44
Short-Term Redemption Price Per Share *	$ 11.21

*  The Investor Class Shares will impose a 2% redemption fee on shares redeemed within 60 days from purchase.

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2015 (UNAUDITED)

Investment Income:
Dividend Income	$ 37,177
Interest Income	20
Total Investment Income	37,197

Expenses:
Advisory Fees	17,244
Service (12b-1) Fees - Investor Class	191
Total Expenses	17,435

Net Investment Income	$ 19,762

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	38,186
Net Change in Unrealized Depreciation on Investments	(222,450)
Net Realized and Unrealized Loss on Investments	(184,264)

Net Decrease in Net Assets Resulting from Operations	$ (164,502)

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Period
	Ended	Ended (a)
	6/30/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 19,762	$ 21,780
Net Realized Gain on Investments	38,186	66,897
Change in Unrealized Appreciation (Depreciation) on Investments	(222,450)	199,157
Net Increase (Decrease) in Net Assets Resulting from Operations	(164,502)	287,834

Distributions to Shareholders:
Net Investment Income
Institutional Class	-	(21,358)
Investor Class	-	(717)
Realized Gains
Institutional Class	-	(30,313)
Investor Class	-	(1,783)
Total Dividends and Distributions Paid to Shareholders	-	(54,171)

Capital Share Transactions (See Note 6)	1,680,944	2,823,896

Total Increase in Net Assets	1,516,442	3,057,559

Net Assets:
Beginning of Period	3,057,559	-

End of Period (including accumulated undistributed net investment	$ 4,574,001	$3,057,559
income of $19,762 and $0, respectively)

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2015	Period Ended (a) 12/31/2014

Net Asset Value, at Beginning of Period	$ 11.83	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.06	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	1.92
Total from Investment Operations	(0.40)	2.05

Distributions from:
Net Investment Income	-	(0.09)
Net Realized Gain	-	(0.13)
Total from Distributions	-	(0.22)

Net Asset Value, at End of Period	$ 11.43	$ 11.83

Total Return **	(3.38)% (c)	20.51% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,373	$ 2,894
Ratio of Expenses to Average Net Assets	0.90% (b)	0.90% (b)
Ratio of Net Investment Income to Average Net Assets	1.04% (b)	1.30% (b)
Portfolio Turnover	12.40% (c)	31.91% (c)

(a)  The Fund commenced investment operations on January 31, 2014.

(b) Annualized

(c) Not Annualized

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2015	Period Ended (a) 12/31/2014

Net Asset Value, at Beginning of Period	$ 11.86	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.06	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)	1.91
Total from Investment Operations	(0.42)	2.04

Distributions from:
Net Investment Income	-	(0.05)
Net Realized Gain	-	(0.13)
Total from Distributions	-	(0.18)

Redemption Fees	-	-

Net Asset Value, at End of Period	$ 11.44	$ 11.86

Total Return **	(3.54)% (c)	20.42% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 201	$ 164
Ratio of Expenses to Average Net Assets	1.10% (b)	1.10% (b)
Ratio of Net Investment Income to Average Net Assets	0.81% (b)	1.19% (b)
Portfolio Turnover	12.40% (c)	31.91% (c)

(a)  The Fund commenced investment operations on January 31, 2014.

(b) Annualized

(c) Not Annualized

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

CLIFFORD CAPITAL PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

1.  ORGANIZATION

Cottonwood Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on August 31, 2011.  As of June 30, 2015, the Trust currently consists of one series of shares of beneficial interest (“shares”). The Clifford Capital Partners Fund (the “Fund”) commenced operations on January 31, 2014. The Fund is a diversified fund. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. The investment adviser to the Fund is Clifford Capital Partners, LLC (“Adviser”). The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties,

CLIFFORD CAPITAL PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

3.  SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

CLIFFORD CAPITAL PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities (common stocks including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money Markets - Money market securities are priced at the NAV  (“Net Asset Value”) provided by the service agent of the Fund. These securities will be categorized as Level 1 securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,209,804	$ -	$ -	$ 4,209,804
Short-Term Investments	374,537	-	-	374,537
Total	$ 4,584,341	$ -	$ -	$ 4,584,341

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during the six months ended June 30, 2015. The Fund did not hold derivative instruments during the six months ended June 30, 2015. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. There were no transfers into or out of the levels during the six months ended June 30, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Advisory Agreement, brokerage fees and commissions, taxes, fees pursuant to a Rule 12b-1 distribution plan, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the costs of acquired fund fees and expenses, extraordinary expenses, and non-recurring expenses.  For its services the Adviser receives an investment management fee equal to 0.90% of the average daily net assets of the Fund.  For the six months ended June 30, 2015, the Adviser earned $17,244. At June 30, 2015, the Fund owed the Adviser $17,244.

ADMINISTRATOR: Control individuals, Mr. Daniel Hart and Mr. Greg Myers of Cortland Fund Services, LLC (the “Administrator”) also serve as trustees/officers of the Fund. The individuals receive benefits from the Administrator resulting from administrative fees paid to the Administrator of the Fund by the Adviser.

5.  SHAREHOLDER SERVICE FEES

The Fund has adopted a Shareholder Services Plan for the Investor Class shares.  Pursuant to the Plan, the Fund compensates certain financial intermediaries that provide shareholder services.  The Plan provides that the Fund will pay the annual rate of 0.20% (for Investor Class shares) of the average daily net assets of the Fund’s Shares for activities relating to shareholder services.  Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments.  Because the shareholder services fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. For the six months ended June 30, 2015, the Fund accrued $191 in Shareholder Service fees. At June 30, 2015, the Fund owed the Adviser $309.

6.  CAPITAL SHARE TRANSACTIONS

CLIFFORD CAPITAL PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at June 30, 2015 was $4,504,840 representing 400,207 shares outstanding.

Transactions in capital stock for the six months ended June 30, 2015 were as follows:

Institutional Class Shares	Six Months Ended June 30, 2015
	Shares	Amount
Shares sold and proceeds received	163,909	$ 1,935,444
Shares issued in reinvestment of distributions	-	-
Shares redeemed and proceeds paid	(25,842)	(300,000)
Net increase	138,067	$ 1,635,444

Investor Class Shares	Six Months Ended June 30, 2015
	Shares	Amount
Shares sold and proceeds received	3,788	$ 45,500
Shares issued in reinvestment of distributions	-	-
Shares redeemed and proceeds paid	(-)	(-)
Net increase	3,788	$ 45,500

Transactions in capital stock for the period January 31, 2014 (commencement of investment operations) through December 31, 2014 were as follows:

Institutional Class Shares	January 31, 2014 through December 31, 2014
	Shares	Amount
Shares sold and proceeds received *	262,490	$ 2,874,899
Shares issued in reinvestment of distributions	4,324	51,671
Shares redeemed and proceeds paid	(22,280)	(256,000)
Net increase	244,534	$ 2,670,570

Investor Class Shares	January 31, 2014 through December 31, 2014
	Shares	Amount
Shares sold and proceeds received	13,916	$ 154,280
Shares issued in reinvestment of distributions	209	2,500
Shares redeemed and proceeds paid	(307)	(3,454)
Net increase	13,818	$ 153,326

* During the period ended December 31, 2014, the Institutional Class shares accepted securities eligible for investment by the Fund as consideration for the Fund shares issued amounting to 118,600 shares at a fair value of $1,295,314.

7.  INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $2,071,195 and $427,401, respectively.

8.  TAX MATTERS

As of December 31, 2014, the tax basis components of distributable earnings (accumulated losses) for the Fund were as follows:

Accumulated net investment income	$ 35,646
Unrealized appreciation *	198,017
$ 233,663

For Federal income tax purposes, the cost of investments owned at December 31, 2014, was $2,828,659. At December 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 269,215
Gross unrealized depreciation on investment securities	(71,198)
Net unrealized appreciation on investment securities *	$ 198,017

* The difference between book and tax basis unrealized appreciation for the Fund is attributable primarily to wash sales.

No distributions were paid during the six months ended June 30, 2015.

On December 24, 2014, the Institutional Class paid an income distribution of $.0923 per share and a short-term capital gain distribution of $0.1310 per share to shareholders on December 23, 2014 for a total distribution of $51,671.

On December 24, 2014, the Investor Class paid an income distribution of $.0527 per share and a short-term capital gain distribution of $0.1310 per share to shareholders on December 23, 2014 for a total distribution of $2,500.

The tax character of distributions paid during the period January 31, 2014 (commencement of investment operations) through December 31, 2014 were as follows:

2014
Ordinary Income	$ 54,171

9.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to

CLIFFORD CAPITAL PARTNERS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CLIFFORD CAPITAL PARTNERS FUND

EXPENSE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

Expense Example

 As a shareholder of the Clifford Capital Partners Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and Shareholder Service Fees (Investor Class Shares). This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CLIFFORD CAPITAL PARTNERS FUND

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Clifford - Institutional
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$966.19	$4.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.33	$4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Clifford - Investor
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$964.59	$5.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.34	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CLIFFORD CAPITAL PARTNERS FUND

ADDITIONAL INFORMATION

JUNE 30, 2015 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866-878-5677; or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (866) 878-5677 to request a copy of the SAI or to make shareholder inquiries.

CLIFFORD CAPITAL PARTNERS FUND

Investment Adviser

Clifford Capital Partners, LLC

Administrator

Cortland Fund Services LLC

Dividend Paying Agent,

Shareholder Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Rafferty Capital Markets, LLC

Custodian
UMB Bank, N.A.

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliate purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cottonwood Mutual Funds

By /s/ Daniel T. Hart

 Daniel T. Hart

 Trustee and Principal Executive Officer

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: September 3, 2015

* Print the name and title of each signing officer next his signature.